LOANS TO THIRD PARTIES- LONG TERM - Additional Information (Details)	1 Months Ended
	Oct. 31, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)
LOANS TO THIRD PARTIES-LONG TERM
Annual interest rate		0.00%	0.00%
Loans to third parties-long term		¥ 119,475,040	$ 17,084,703	¥ 118,500,000
Working fund to third party companies
LOANS TO THIRD PARTIES-LONG TERM
Loans to third parties-long term		¥ 119,475,040	$ 17,084,703	¥ 118,500,000
Working fund to third party companies | Minimum
LOANS TO THIRD PARTIES-LONG TERM
Interest rate (as a percent)		4.50%	4.50%
Working fund to third party companies | Maximum
LOANS TO THIRD PARTIES-LONG TERM
Interest rate (as a percent)		12.00%	12.00%
Special purpose loan agreement
LOANS TO THIRD PARTIES-LONG TERM
Loans receivable, face amount	¥ 100,000,000
Term of loan	20 years
Annual interest rate	4.50%
Secured long-term loans
LOANS TO THIRD PARTIES-LONG TERM
Loans to third parties-long term		¥ 688,300,000	$ 98,400,000